Prospectus Supplement October 1, 2023

For the following funds with prospectuses dated November 1, 2022 – August 1, 2023 (each as supplemented to date):

American Funds Corporate Bond Fund® (CBF)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Inflation Linked Bond Fund® (ILBF)

American Funds Mortgage Fund® (AFMF)

American Funds® Multi-Sector Income Fund (MSI)

American Funds® Strategic Bond Fund (SBF)
American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

Short-Term Bond Fund of America® (STBF)

U.S. Government Securities Fund® (GVT)

1. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the CBF, EMBF and WBF prospectus is amended to read as follows. Except as indicated below the table, footnotes remain unchanged.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[4]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none
[4]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the AFMF, MSI, SBF and BFA prospectus is amended to read as follows. Except as indicated below the table, footnotes remain unchanged.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[3]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none
[3]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

3. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the AHIT and GVT prospectus is amended to read as follows. Except as indicated below the table, footnotes remain unchanged.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

4. The footnote under the “Shareholder fees” table in the “Fees and expenses of the fund” section of the ILBF prospectus is amended to read as follows.

[1]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

5. The footnote under the “Shareholder fees” table in the “Fees and expenses of the fund” section of the IBFA and STBF prospectus is amended to read as follows.

*	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

6. The following is added to the section titled “The Capital SystemTM” in the “Management and organization” section of the AMF, CIB and IFA prospectus:

Bradley J. Vogt no longer manages money in the fund.

7. The “Class A shares” table in the “Sales charges” section of the CBF, EMBF, AFMF, MSI, SBF, AHIT, WBF, BFA and GVT prospectus is amended to read as follows:

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 or more and certain other investments described below	none	none	see below

8. The “Class A shares” table in the “Sales charges” section of the IBFA, ILBF and STBF prospectus is amended to read as follows:

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.75	1.78	1.50
$250,000 or more and certain other investments described below	none	none	see below

9. The second paragraph after the “Class 529-A shares” table in the “Sales charges” section of the CBF, EMBF, AFMF, MSI, SBF, AHIT, BFA, WBF and GVT prospectus is amended to read as follows:

Except as provided below, investments in Class A shares of $500,000 or more will be subject to a 0.75% contingent deferred sales charge if the shares are sold within 18 months of purchase. Investments in Class 529-A shares of $1 million or more will be subject to a 1.00% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

10. The second paragraph after the “Class 529-A shares” table in the “Sales charges” section of the ILBF, IBFA and STBF prospectus is amended to read as follows:

Except as provided below, investments in Class A shares of $250,000 or more will be subject to a 0.75% contingent deferred sales charge if the shares are sold within 18 months of purchase. Investments in Class 529-A shares of $1 million or more will be subject to a 1.00% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-558-1023P Printed in USA CGD/TM/10039-S98678

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

Statement of Additional Information Supplement October 1, 2023

For the following funds with statements of additional information dated November 1, 2022 – August 1, 2023
(as supplemented to date):

American Funds Corporate Bond Fund® (CBF)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Inflation Linked Bond Fund® (ILBF)

American Funds Mortgage Fund® (AFMF)

American Funds® Multi-Sector Income Fund (MSI)

American Funds® Strategic Bond Fund (SBF)

American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

Short-Term Bond Fund of America® (STBF)

U.S. Government Securities Fund® (GVT)

1. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of American Mutual Fund statement of additional information is amended to read as follows. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
William L. Robbins	Over $1,000,000	21	$105.7	2	$1.33	1,690	$20.50
James Terrile	Over $1,000,000	3	$167.4	6	$2.12	None
Charles E. Ellwein	Over $1,000,000	4	$130.7	3	$1.29	None
Grant L. Cambridge	Over $1,000,000	3	$198.8	9	$3.50	146	$11.52
Cheryl E. Frank	Over $1,000,000	2	$65.6	3	$1.32	988	$14.05
James B. Lovelace	Over $1,000,000	4	$199.7	6	$2.09	None
Brantley W. Thompson	$100,001 – $500,000	None		1	$0.56	None

2. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the Capital Income Builder statement of additional information is amended to read as follows. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Winnie Kwan	$500,001 – $1,000,000	5	$70.2	3	$1.13	1	$0.05
David A. Hoag	Over $1,000,000	9	$330.9	5	$9.40	None
Steven T. Watson	Over $1,000,000	6	$125.0	8	$15.97	861[4]	$24.15
Aline Avzaradel	$500,001 – $1,000,000	2	$102.3	5	$1.54	None
Alfonso Barroso	Over $1,000,000	5	$122.9	5	$1.87	None
Grant L. Cambridge	Over $1,000,000	3	$186.8	9	$3.50	146	$11.52
Charles E. Ellwein	$500,001 – $1,000,000	4	$118.7	3	$1.29	None
James B. Lovelace	Over $1,000,000	4	$187.7	6	$2.09	None
Fergus N. MacDonald	$500,001 – $1,000,000	8	$131.7	4	$1.12	None
Caroline Randall	$100,001 – $500,000	2	$116.4	3	$0.88	None
Philip Winston	$100,001 – $500,000	6	$10.6	11	$5.79	988[5]	$26.05

3. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of The Income Fund of America statement of additional information is amended to read as follows. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Hilda L. Applbaum	Over $1,000,000	1	$205.9	2	$2.85	None
Pramod Atluri	Over $1,000,000	4	$292.9	3	$3.10	None
David A. Daigle	Over $1,000,000	3	$44.7	3	$1.67	1[4]	$0.26
Dimitrije M. Mitrinovic	Over $1,000,000	2	$190.4	1	$0.93	None
John R. Queen	$100,001 – $500,000	22	$340.0	3	$3.09	126	$0.45
Caroline Randall	$500,001 – $1,000,000	2	$104.9	3	$0.95	None
Anirudh Samsi	Over $1,000,000	None		None		None
Andrew B. Suzman	Over $1,000,000	19	$228.9	2	$7.86	None
Justin Toner	Over $1,000,000	10	$34.4	None		None
Shannon Ward	$500,001 – $1,000,000	7	$304.0	7	$13.39	1[4]	$0.26

4. The first paragraph under the heading “Dealer commissions and compensation” in the “Sales charges” section of the CBF, EMBF, AFMF, MSI, SBF, AHIT, WBF, BFA and GVT statement of additional information is amended to read as follows:

Dealer commissions and compensation — Commissions (up to .75%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $500,000 or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: .75% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

5. The first paragraph under the heading “Dealer commissions and compensation” in the “Sales charges” section of the IBFA, ILBF and STBF statement of additional information is amended to read as follows:

Dealer commissions and compensation — Commissions (up to .75%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $250,000 or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: .75% on amounts of less than $4 million, .50% on amounts of at least $4 million but less than $10 million and .25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-561-1023O CGD/10149-S98681